Deferred revenue	12 Months Ended
Aug. 31, 2024
Deferred Revenue
Deferred revenue

10.	Deferred revenue

On August 11, 2022, the Company entered into a $5 million prepaid Gold Doré Purchase Agreement (“Agreement”) with OCIM Metals and Mining S.A. The Agreement requires funds to be made available to the Company in two tranches. The Company drew down the first tranche of $2.5 million in exchange for delivering 434 ounces of gold per quarter, commencing February 2023, for a total of 1,735 ounces of gold over four quarters. On July 11, 2023, the Company drew $1.0 million from the second tranche of the Agreement in exchange for delivering 46.4 ounces of gold per month, commencing October 2023, for a total of 603 ounces of gold over 13 months. During November 2023, the Company fully settled $2.5 million drawn on the first tranche of the Agreement. On September 26, 2023, the Company drew an additional $0.5 million from the second tranche of the Agreement in exchange for delivering 23.5 ounces of gold per month, commencing December 2023, for a total of 305.4 ounces of gold over 13 months. On November 29, 2023, the Company drew an additional $1.0 million from the second tranche of the Agreement in exchange for delivering 44.1 ounces of gold per month, commencing February 2024, for a total of 573.2 ounces of gold over 13 months. On May 6, 2024, the Company amended the terms of the Agreement to allow for additional prepayments and drew $1.0 million in exchange for delivering 40.85 ounces of gold per month, commencing June 2024, for a total of 490.2 ounces of gold over 12 months.

The Agreement has been accounted for as a contract in accordance with IFRS 15, Revenue from Contracts with Customers. As the total amount paid up-front by OCIM for the future deliveries of gold differs from the stand-alone selling price of the gold, the Company concluded the Agreement contains a significant financing component (“SFC”). Gold deliveries due in connection with the up-front payment are recorded in revenue based on the gold spot price originally established at the time of each advance, being the estimated stand-alone selling price of gold deliveries as determined at inception (after separating the SFC). The outstanding deferred revenue liability will accrue interest reflecting the cost of financing.

Amount
As at August 31, 2022	$2,485
Drawdown	1,000
Accretion of deferred revenue (Note 25)	454
Transaction costs expensed	15
Revenue recognized	(2,227)
As at August 31, 2023	$1,727
Drawdown	2,500
Accretion of deferred revenue (Note 25)	474
Revenue recognized	(3,048)
As at August 31, 2024	$1,653

	For the year ended August 31,
	2024	2023
Current portion of deferred revenue	$1,653	$1,549
Deferred revenue	-	178
Balance at end of year	$1,653	$1,727

On October 30, 2024, the Company drew an additional $0.5 million in exchange for delivering 17 ounces of gold per month, commencing November 2024, for a total of 204 ounces of gold over 12 months.